Earnings per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Computation of Basic and Diluted Net Income Per Share for Common Stock and Preferred Stock

The following table sets forth the computation of basic and diluted net income per share for common stock and preferred stock:

	Three months ended March 31,
	2021	2020
Numerator:
Numerator for basic and diluted net loss per share—net loss	$(38,101)	$(15,941)
Denominator:
Denominator for basic net loss per share-weighted-average common shares	11,636	7,883
Effect of dilutive securities	—	—

Denominator for diluted net loss—adjusted weighted-average common shares	11,636	7,883

Basic and diluted net loss per share	$(3.27)	$(2.02)

The following table sets forth the computation of basic and diluted net income per share for common stock and preferred stock:

	Common Stock 2020	Common Stock 2019
Numerator:
Numerator for basic and diluted net loss per share—net loss	$(65,994)	$(50,226)
Denominator:
Denominator for basic net loss per share-weighted-average common shares	8,069	7,318
Effect of dilutive securities	—	—

Denominator for diluted net loss—adjusted weighted-average common shares	8,069	7,318

Basic net loss per share	$ (8.18)	$(6.86)

Diluted net loss per share	$ (8.18)	$(6.86)